Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 52,630	$ 525,375	$ 902,076	$ 1,597,947
Franchise tax expenses	20,500	50,000	76,700	150,000	$ 143,200	$ 205,992
Loss from operations	(73,130)	(575,375)	(978,776)	(1,747,947)	(2,862,528)	(1,511,828)
Other income (expense):
Change in fair value of derivative liabilities	(227,700)	7,245	(411,910)	(588,915)	(538,200)	10,711,300
Change in initial value of Forward Purchase Agreement Liability		8,035		86,369	86,369
Stock Compensation Expense			(1,109,250)
Interest expense – debt discount			(456,449)		(112,054)
Gain on investments held in Trust Account	76,525	384,239	357,115	2,898,987	3,117,552	3,332,546
Gain on forgiveness of deferred underwriting fee payable				273,110	273,110
Total other income, net	(151,175)	399,519	(1,620,494)	2,669,551	2,826,777	14,043,846
(Loss) Income before income tax expense	(224,305)	(175,856)	(2,599,270)	921,604	(35,751)	12,532,018
Income tax expense	(11,766)	(51,725)	(58,888)	(637,175)	(615,387)	(624,584)
Net (loss) income	$ (236,071)	$ (227,581)	$ (2,658,158)	$ 284,429	(651,138)	11,907,434
Nonrelated Party [Member]
General and administrative expenses					2,419,328	1,305,836
Related Party [Member]
General and administrative expenses					$ 300,000
Class A Redeemable Common Stock [Member]
Other income (expense):
Weighted average shares outstanding, basic	519,080	2,366,608	795,185	7,637,976	5,965,080	24,000,000
Weighted average shares outstanding, diluted	519,080	2,366,608	795,185	7,637,976	5,965,080	24,000,000
Basic net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)	$ 0.40
Diluted net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)	$ 0.40
Class A Non Redeemable Common Stock [Member]
Other income (expense):
Weighted average shares outstanding, basic	5,100,000	5,100,000	5,100,000	3,605,495	3,982,192
Weighted average shares outstanding, diluted	5,100,000	5,100,000	5,100,000	3,605,495	3,982,192
Basic net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)
Diluted net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)
Common Class B [Member]
Other income (expense):
Weighted average shares outstanding, basic	900,000	900,000	900,000	2,400,000	2,017,808	6,000,000
Weighted average shares outstanding, diluted	900,000	900,000	900,000	2,400,000	2,017,808	6,000,000
Basic net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)	$ 0.40
Diluted net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)	$ 0.40